NOTE 15 - Income taxes: Schedule of Reconciliation of effective tax rate (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Reconciliation of effective tax rate

The reasons for the difference between the actual tax charge for the year and the standard rate of corporation tax applied to profits for the year are as follows:

For the Year ended December 31,	2024	2023
Loss before income tax	(12,905)	(12,564)
Non-taxable losses in Canada, Israel and United States	12,966	12,707
Taxable income before income taxes	61	143
Company’s domestic tax rate in Canada	27%	27%
Income tax expense based on average statutory tax rate	16	39
Imputed interest over inter-company balances	(2)	-
Carryforward NOL	(3)	-
Different tax rates applied in overseas jurisdictions	(3)	-
Other differences unrecognized previously	-	(39)
Total income tax expense	8	-